Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,631	SFr 1,569	SFr 1,777	SFr 1,603	SFr 1,846
Average recorded investment, without specific allowance	391	416	423	403	405
Average recorded investment	2,022	1,985	2,200	2,006	2,251
Interest income recognized
Interest income recognized, with a specific allowance	4	8	5	12	10
Interest income recognized, without specific allowance	4	4	4	8	7
Interest income recognized	8	12	9	20	17
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	5	3	6	5
Interest income recognized on a cash basis, without specific allowance	0	0	1	0	1
Interest income recognized on a cash basis	1	5	4	6	6
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,090	1,036	1,263	1,065	1,338
Average recorded investment, without specific allowance	280	325	326	303	309
Average recorded investment	1,370	1,361	1,589	1,368	1,647
Interest income recognized
Interest income recognized, with a specific allowance	2	7	3	9	8
Interest income recognized, without specific allowance	3	3	3	6	5
Interest income recognized	5	10	6	15	13
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	4	1	4	3
Interest income recognized on a cash basis, without specific allowance	0	0	1	0	1
Interest income recognized on a cash basis	0	4	2	4	4
Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	94	87	71	90	71
Average recorded investment, without specific allowance	3	2	37	3	31
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	1	0	0	1	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	949	903	1,110	928	1,167
Average recorded investment, without specific allowance	277	323	289	300	278
Interest income recognized
Interest income recognized, with a specific allowance	2	7	3	9	8
Interest income recognized, without specific allowance	2	3	3	5	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	4	1	4	3
Interest income recognized on a cash basis, without specific allowance	0	0	1	0	1
Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	47	45	76	46	92
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	1	6	1	8
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	541	533	514	538	508
Average recorded investment, without specific allowance	111	91	97	100	96
Average recorded investment	652	624	611	638	604
Interest income recognized
Interest income recognized, with a specific allowance	2	1	2	3	2
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized	3	2	3	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	2	2	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	1	2	2	2
Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	266	255	233	260	217
Average recorded investment, without specific allowance	109	87	87	97	81
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	1	1	1	2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	98	102	112	101	121
Average recorded investment, without specific allowance	0	1	9	0	11
Interest income recognized
Interest income recognized, with a specific allowance	0	1	0	1	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	177	176	169	177	170
Average recorded investment, without specific allowance	2	3	1	3	4
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance				1,590	1,834
Average recorded investment, without specific allowance				403	405
Average recorded investment				1,993	2,239
Interest income recognized
Interest income recognized, with a specific allowance				12	10
Interest income recognized, without specific allowance				8	7
Interest income recognized				20	17
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				6	5
Interest income recognized on a cash basis, without specific allowance				0	1
Interest income recognized on a cash basis				6	6
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance				1,052	1,326
Average recorded investment, without specific allowance				303	309
Average recorded investment				1,355	1,635
Interest income recognized
Interest income recognized, with a specific allowance				9	8
Interest income recognized, without specific allowance				6	5
Interest income recognized				15	13
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				4	3
Interest income recognized on a cash basis, without specific allowance				0	1
Interest income recognized on a cash basis				4	4
Bank | Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance				90	71
Average recorded investment, without specific allowance				3	31
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized, without specific allowance				1	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance				915	1,155
Average recorded investment, without specific allowance				300	278
Interest income recognized
Interest income recognized, with a specific allowance				9	8
Interest income recognized, without specific allowance				5	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				4	3
Interest income recognized on a cash basis, without specific allowance				0	1
Bank | Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance				46	92
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Bank | Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance				1	8
Interest income recognized
Interest income recognized, with a specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance				538	508
Average recorded investment, without specific allowance				100	96
Average recorded investment				638	604
Interest income recognized
Interest income recognized, with a specific allowance				3	2
Interest income recognized, without specific allowance				2	2
Interest income recognized				5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				2	2
Interest income recognized on a cash basis, without specific allowance				0	0
Interest income recognized on a cash basis				2	2
Bank | Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance				260	217
Average recorded investment, without specific allowance				97	81
Interest income recognized
Interest income recognized, with a specific allowance				1	1
Interest income recognized, without specific allowance				2	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				0	1
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance				101	121
Average recorded investment, without specific allowance				0	11
Interest income recognized
Interest income recognized, with a specific allowance				1	0
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	0
Interest income recognized on a cash basis, without specific allowance				0	0
Bank | Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance				177	170
Average recorded investment, without specific allowance				3	4
Interest income recognized
Interest income recognized, with a specific allowance				1	1
Interest income recognized, without specific allowance				0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance				1	1
Interest income recognized on a cash basis, without specific allowance				SFr 0	SFr 0